Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income / (loss)	$ 637,251	$ (234,435)	$ 94,124
Depreciation - owned or sale and leaseback vessels	168,008	197,467	194,268
Depreciation - right of use assets	38,827	42,786	51,550
Amortization of restricted stock	20,397	22,931	28,506
(Reversal of previously recorded impairment) / impairment of goodwill and vessels	(12,708)	0	16,846
Amortization of deferred financing fees	6,385	7,570	6,657
Non-cash debt extinguishment costs	6,604	3,604	2,025
Accretion of Convertible Notes	12,718	13,265	8,413
Net loss on sales of vessels	66,486	0	0
Gain on sale and leaseback amendment	0	(2,851)	0
Accretion of fair value measurement on debt assumed in business combinations	2,106	3,682	3,422
(Gain) / loss on repurchase / exchange of Convertible Notes	(481)	5,504	(1,013)
Share of income from dual fuel tanker joint venture	(679)	(560)	0
Cash flows from (used) in operating activities before changes in assets and liabilities	944,914	58,963	404,798
Changes in assets and liabilities:
(Increase) / decrease in inventories	(7,522)	480	(615)
(Increase) / decrease in accounts receivable	(238,631)	(5,052)	19,957
(Increase) / decrease in prepaid expenses and other current assets	(10,205)	4,476	1,424
Decrease / (increase) in other assets	19,492	(601)	856
(Decrease) / increase in accounts payable	(4,482)	20,716	(5,094)
Increase / (decrease) in accrued expenses	65,767	(5,682)	(1,945)
Total changes in assets and liabilities	(175,581)	14,337	14,583
Net cash inflow from operating activities	769,333	73,300	419,381
Investing activities
Net proceeds from disposal of vessels	607,693	0	0
Investment in dual fuel tanker joint venture	(1,750)	(6,701)	0
Distributions from dual fuel tanker joint venture	493	1,525	0
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, sale leaseback and bareboat-in vessels)	(34,480)	(47,102)	(174,477)
Net cash inflow / (outflow) from investing activities	571,956	(52,278)	(174,477)
Financing activities
Debt repayments	(971,622)	(650,927)	(800,072)
Issuance of debt	122,638	650,804	705,390
Debt issuance costs	(1,702)	(17,820)	(13,523)
Principal repayments on IFRS 16 lease liabilities	79,502	56,729	77,913
Issuance of convertible notes	0	119,419	0
Decrease in restricted cash	4,008	502	7,001
Repurchase / repayment of convertible notes	(83,968)	0	(46,737)
Gross proceeds from issuance of common stock	0	0	2,601
Equity issuance costs	0	(47)	(26)
Dividends paid	(23,313)	(23,320)	(23,302)
Repurchase of common stock	(161,373)	0	(13,115)
Net cash (outflow) / inflow from financing activities	(1,194,834)	21,882	(259,696)
Increase / (decrease) in cash and cash equivalents	146,455	42,904	(14,792)
Cash and cash equivalents at January 1,	230,415	187,511	202,303
Cash and cash equivalents at December 31,	376,870	230,415	187,511
Supplemental information:
Interest paid (which includes $0.2 million, $0.2 million and $1.4 million of interest capitalized during the years ended December 31, 2022, 2021 and 2020, respectively)	$ 134,921	$ 114,671	$ 132,329